Business combination (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Revenue	$ 1,437,848	$ 280,000
Net income/(loss)	(2,100,495)	(2,868,157)	(16,186,085)
Pro Formas [Member]
Business Acquisition [Line Items]
Revenue	17,622,367	13,426,051	17,634,143
Net income/(loss)	$ 1,703,675	$ 2,699,315	$ (226,904)